Remuneration System for the Management Board and Employees of the Group - Related Parties - Summary of Supervisory Board Remuneration (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 14,254,807	€ 11,308,876
Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	160,610	148,610
Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	85,684	85,284
Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	75,284	39,391
Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	96,145	82,884
Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	88,779	83,218
Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	95,684	89,684
Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	32,566	104,526
Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	398,752	410,397
Fixed compensation [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	104,210	104,210
Fixed compensation [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	57,284	51,284
Fixed compensation [member] | Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	45,284	27,791
Fixed compensation [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	65,345	51,284
Fixed compensation [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	49,579	47,618
Fixed compensation [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	57,284	57,284
Fixed compensation [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	19,766	70,926
Attendance fee [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	236,000	223,200
Attendance fee [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	56,400	44,400
Attendance fee [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	28,400	34,000
Attendance fee [member] | Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	30,000	11,600
Attendance fee [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	30,800	31,600
Attendance fee [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	39,200	35,600
Attendance fee [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	38,400	32,400
Attendance fee [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 12,800	€ 33,600